                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Melissa Blevins
Title: VP, Investment Acctg & Fin Ops
Phone: 704-988-5838




Signature, Place, and Date of Signing:
                                                 /s/ Melissa Blevins


                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY, February 11, 2011
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total:    $ 419,833 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

AMB PROPERTY CORP		COM	00163T109	6367	200791	200791				200791
ACADIA RLTY TR			COM SH	004239109	919	50398	50398				50398
AGREE REALTY CORP		COM	008492100	299	11416	11416				11416
AKAMAI TECHNOLOGIES INC		COM	00971T101	18780	399143	399143				399143
ALEXANDERS INC			COM	014752109	1061	2574	2574				2574
ALEXANDRIA REAL ESTATE EQ IN	COM	015271109	4900	66883	66883				66883
AMERICAN CAMPUS CMNTYS INC	COM	024835100	2587	81463	81463				81463
AMKOR TECHNOLOGY INC		COM 	031652100	2117	286486	286486				286486
APARTMENT INVT & MGMT CO	CL A	03748R101	3671	142051	142051				142051
ASHFORD HOSPITALITY TR INC	COM SHS	044103109	633	65637	65637				65637
ASSOCIATED ESTATES RLTY CORP	COM	045604105	802	52433	52433				52433
AVALONBAY CMNTYS INC		COM	053484101	11562	102725	102725				102725
BRE PROPERTIES INC		CL A	05564E106	3372	77519	77519				77519
BIOMED REALTY TRUST INC		COM	09063H107	2891	155007	155007				155007
CIT GROUP INC			COM NEW	125581801	2555	54250	54250				54250
CALPINE CORP			COM NEW	131347304	29724	2228216	2228216				2228216
CAMPUS CREST CMNTYS INC		COM	13466Y105	527	37593	37593				37593
COGDELL SPENCER INC		COM	19238U107	315	54270	54270				54270
CORESITE RLTY CORP		COM	21870Q105	285	20917	20917				20917
CORPORATE OFFICE PPTYS TR	SH BEN 	22002T108	2827	80891	80891				80891
DOUGLAS EMMETT INC		COM	25960P109	1877	113097	113097				113097
DUPONT FABROS TECHNOLOGY INC	COM	26613Q106	1545	72632	72632				72632
EDUCATION RLTY TR INC		COM	28140H104	506	65151	65151				65151
ENTERTAINMENT PPTYS TR		COM SH	29380T105	2625	56762	56762				56762
EQUITY LIFESTYLE PPTYS INC	COM	29472R108	2106	37659	37659				37659
EQUITY RESIDENTIAL		SH BEN 	29476L107	17642	339604	339604				339604
EXCEL TR INC			COM	30068C109	265	21898	21898				21898
EXTRA SPACE STORAGE INC		COM	30225T102	1869	107440	107440				107440
FEDERAL MOGUL CORP		COM	313549404	43737	2118016	2118016				2118016
FELCOR LODGING TR INC		COM	31430F101	861	122336	122336				122336
FIRST INDUSTRIAL REALTY TR	COM	32054K103	623	71146	71146				71146
FIRST POTOMAC RLTY TR		COM	33610F109	968	57529	57529				57529
FRANKLIN STREET PPTYS CORP	COM	35471R106	1407	98729	98729				98729
GOVERNMENT PPTYS INCOME TR	COM SHS	38376A103	1019	38023	38023				38023
HCP INC				COM	40414L109	14256	387498	387498				387498
HEALTH CARE REIT INC		COM	42217K106	8348	175223	175223				175223
HOSPITALITY PPTYS TR		COM SH	44106M102	3458	150100	150100				150100
HOST HOTELS & RESORTS INC       COM	44107P104	14274	798787	798787				798787
INSULET CORP			COM	45784P101	8484	547340	547340				547340
KILROY RLTY CORP		COM	49427F108	2250	61706	61706				61706
KIMCO RLTY CORP			COM	49446R109	8758	485461	485461				485461
KITE RLTY GROUP TR		COM	49803T102	450	83099	83099				83099
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	6161	6287137	6287137				6287137
MEDICAL PPTYS TRUST INC		COM	58463J304	1476	136282	136282				136282
MEDIDATA SOLUTIONS INC		COM	58471A105	284	11874	11874				11874
MID-AMER APT CMNTYS INC		COM	59522J103	2649	41729	41729				41729
NATIONAL HEALTH INVS INC	COM	63633D104	1544	34293	34293				34293
PS BUSINESS PKS INC CALIF	COM	69360J107	1265	22706	22706				22706
PARKWAY PPTYS INC		COM	70159Q104	487	27787	27787				27787
PRUDENTIAL FINL INC		COM	744320102	1309	22296	22296				22296
PUBLIC STORAGE			COM	74460D109	15599	153807	153807				153807
SL GREEN RLTY CORP		COM	78440X101	6290  	93168	93168				93168
SABRA HEALTH CARE REIT INC	COM	78573L106   	540	29324 	29324				29324
SEALY CORP			COM	812139301	5197	1779813	1779813				1779813
SENIOR HSG PPTYS TR		SH BEN	81721M109    	3306    150706	150706   			150706
SOLARWINDS INC			COM	83416B109	3480	180760	180760				180760
SOLUTIA INC			COM NEW	834376501	51829	2245610	2245610				2245610
SOVRAN SELF STORAGE INC		COM	84610H108	1257	34147	34147				34147
STRATEGIC HOTELS & RESORTS I	COM	86272T106	986	186401	186401				186401
TERRENO RLTY CORP		COM	88146M101	207	11532	11532				11532
TIME WARNER CABLE INC		COM	88732J207	13532	204939	204939				204939
URS CORP NEW			COM	903236107	3492	83921	83921				83921
U STORE IT TR			COM	91274F104	1140	119610	119610				119610
UNIVERSAL HEALTH RLTY INCM T	SH BEN	91359E105	589	16113	16113				16113
VENTAS INC			COM	92276F100	9914	188915	188915				188915
ALTERRA CAPITAL HOLDINGS LIM	COM	G0229R108	16346	755380	755380				755380
PARTNERRE LTD			COM	G6852T105	16594	206518	206518				206518
CHESAPEAKE ENERGY CORP		NOTE 2	165167CB1	838	1000000	1000000				1000000
NATIONAL CITY CORP		NOTE 4	635405AW3	20000	2000000020000000			20000000
